UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Growth Fund, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	July 1 – September 30, 2009

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR GROWTH FUND

SCHEDULE OF INVESTMENTS

as of September 30, 2009 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.12%)
CONSUMER DISCRETIONARY (15.79%)
Automobiles (0.97%)
Thor Industries, Inc.	36,027	$1,115,036

Distributors (1.41%)
LKQ Corp.(a)	87,925	1,630,130

Diversified Consumer Services (3.34%)
Capella Education Co.(a)	18,798	1,265,857
K12, Inc.(a)	35,500	585,040
Strayer Education, Inc.	9,199	2,002,439
		3,853,336

Hotels, Restaurants & Leisure (4.05%)
BJ’s Restaurants, Inc.(a)	37,011	554,795
Chipotle Mexican Grill, Inc., Class B(a)	6,000	499,320
Ctrip.com International Ltd.(a)(b)	14,020	824,236
Life Time Fitness, Inc.(a)	18,387	515,755
Starbucks Corp.(a)	88,800	1,833,719
Wynn Resorts Ltd.(a)	6,200	439,518
		4,667,343

Media (1.01%)
The DIRECTV Group, Inc.(a)	28,100	774,998
DreamWorks Animation SKG, Inc., Class A(a)	10,900	387,713
		1,162,711

Multi-Line Retail (0.54%)
Dollar Tree, Inc.(a)	12,865	626,268

Specialty Retail (3.95%)
Guess?, Inc.	15,900	588,936
Hibbett Sports, Inc.(a)	32,128	585,693
O’Reilly Automotive, Inc.(a)	21,900	791,466
The TJX Companies, Inc.	47,400	1,760,910
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	50,658	836,364
		4,563,369

Textiles, Apparel & Luxury Goods (0.52%)
Phillips-Van Heusen Corp.	13,954	597,092

CONSUMER STAPLES (1.11%)
Beverages (1.11%)
The Coca-Cola Co.	8,200	440,340
Hansen Natural Corp.(a)	22,727	834,990
		1,275,330

ENERGY (8.81%)
Energy Equipment & Services (7.77%)
CARBO Ceramics, Inc.	13,556	698,812
Core Laboratories N.V.	17,886	1,843,868
IHS, Inc.(a)	19,338	988,752
National-Oilwell Varco, Inc.(a)	48,100	2,074,552
Oceaneering International, Inc.(a)	17,500	993,125
Smith International, Inc.	25,300	726,110
Weatherford International Ltd.(a)	79,200	1,641,816
		8,967,035

Oil, Gas & Consumable Fuels (1.04%)
Contango Oil & Gas Co.(a)	12,000	612,720
Ultra Petroleum Corp.(a)	12,000	587,520
		1,200,240

FINANCIALS (8.71%)
Capital Markets (2.15%)
Affiliated Managers Group, Inc.(a)	12,404	806,384
GFI Group, Inc.	125,074	904,285
optionsXpress Holdings, Inc.	44,383	766,938
		2,477,607

Commercial Banks (0.95%)
Signature Bank(a)	37,956	1,100,724

Consumer Finance (1.44%)
Visa, Inc., Class A	24,000	1,658,640

Diversified Financial Services (2.49%)
Financial Federal Corp.	21,935	541,356
IntercontinentalExchange, Inc.(a)	5,400	524,826
MSCI, Inc.(a)	34,318	1,016,499
Portfolio Recovery Associates, Inc.(a)	17,231	781,081
		2,863,762

Insurance (1.18%)
ACE Ltd.(a)	15,000	801,900
Tower Group, Inc.	23,100	563,409
		1,365,309

Thrifts & Mortgage Finance (0.50%)
People’s United Financial, Inc.	37,100	577,276

HEALTH CARE (15.21%)
Biotechnology (3.74%)
Amylin Pharmaceuticals, Inc.(a)	16,007	219,136
BioMarin Pharmaceutical, Inc.(a)	35,850	648,168
Genzyme Corp.(a)	14,900	845,278
Human Genome Sciences, Inc.(a)	28,900	543,898
InterMune, Inc.(a)	13,500	215,055
Isis Pharmaceuticals, Inc.(a)	17,900	260,803
Martek Biosciences Corp.(a)	17,965	405,829
Medivation, Inc.(a)	7,200	195,408
United Therapeutics Corp.(a)	7,966	390,254
Vertex Pharmaceuticals, Inc.(a)	15,600	591,240
		4,315,069

Health Care Equipment & Supplies (3.76%)
Accuray, Inc.(a)	28,432	184,808
I-Flow Corp.(a)	36,958	420,952
Intuitive Surgical, Inc.(a)	4,100	1,075,225
Masimo Corp.(a)	39,696	1,040,035
ResMed, Inc.(a)	22,806	1,030,831
Thoratec Corp.(a)	19,400	587,238
		4,339,089

Health Care Providers & Services (5.09%)
athenahealth, Inc.(a)	1,200	46,044
CardioNet, Inc.(a)	7,540	50,669
Lincare Holdings, Inc.(a)	30,900	965,625
Medco Health Solutions, Inc.(a)	13,600	752,216
PSS World Medical, Inc.(a)	28,970	632,415
UnitedHealth Group, Inc.	40,900	1,024,136
VCA Antech, Inc.(a)	34,620	930,932
WellPoint, Inc.(a)	31,000	1,468,159
		5,870,196

Life Sciences Tools & Services (0.98%)
Charles River Laboratories International, Inc.(a)	10,296	380,746
Life Technologies Corp.(a)	16,200	754,110
		1,134,856

Pharmaceuticals (1.64%)
Auxilium Pharmaceuticals, Inc.(a)	6,327	216,447
Mylan, Inc.(a)	72,900	1,167,129

Teva Pharmaceutical Industries Ltd.(b)	7,100	358,976
XenoPort, Inc.(a)	6,900	146,487
		1,889,039

INDUSTRIALS (15.13%)
Aerospace & Defense (2.62%)
Aerovironment, Inc.(a)	11,100	311,799
HEICO Corp.	12,224	530,033
Spirit AeroSystems Holdings, Inc.(a)	34,400	621,264
Stanley, Inc.(a)	17,053	438,603
TransDigm Group, Inc.(a)	22,475	1,119,480
		3,021,179

Air Freight & Logistics (1.54%)
C.H. Robinson Worldwide, Inc.	12,600	727,650
Expeditors International of Washington, Inc.	21,100	741,665
UTI Worldwide, Inc.	20,874	302,256
		1,771,571

Commercial Services & Supplies (5.57%)
American Reprographics Co.(a)	67,341	641,086
Clean Harbors, Inc.(a)	15,500	872,030
Quanta Services, Inc.(a)	35,400	783,402
Resources Connection, Inc.(a)	70,090	1,195,735
Ritchie Bros. Auctioneers, Inc.	24,089	591,144
Stantec, Inc.(a)	36,022	904,152
Stericycle, Inc.(a)	12,130	587,699
Waste Connections, Inc.(a)	29,462	850,273
		6,425,521

Construction & Engineering (1.26%)
Fluor Corp.	20,000	1,017,000
The Shaw Group, Inc.(a)	13,600	436,424
		1,453,424

Electrical Equipment (0.96%)
First Solar, Inc.(a)	1,500	229,290
Rockwell Automation, Inc.	20,700	881,820
		1,111,110

Machinery (1.70%)
Danaher Corp.	11,310	761,389
Joy Global, Inc.	12,000	587,280
Kaydon Corp.	7,364	238,741
Wabtec Corp.	10,000	375,300
		1,962,710

Professional Services (0.81%)
Monster Worldwide, Inc.(a)	53,111	928,380

Trading Companies & Distributors (0.67%)
Fastenal Co.	20,050	775,935

INFORMATION TECHNOLOGY (27.88%)
Communications Equipment (3.61%)
Corning, Inc.	87,100	1,333,501
Polycom, Inc.(a)	41,951	1,122,189
Research In Motion Ltd.(a)	25,300	1,709,015
		4,164,705

Computers & Peripherals (3.25%)
EMC Corp.(a)	61,500	1,047,960
Hewlett-Packard Co.	32,400	1,529,604
NetApp, Inc.(a)	44,100	1,176,588
		3,754,152

Electronic Equipment & Instruments (1.17%)
FLIR Systems, Inc.(a)	24,546	686,552
National Instruments Corp.	24,013	663,479
		1,350,031

Internet Software & Services (4.86%)
Akamai Technologies, Inc.(a)	36,300	714,384
Baidu, Inc.(a)(b)	2,600	1,016,730
comScore, Inc.(a)	19,965	359,570
Digital River, Inc.(a)	7,540	304,013
eBay, Inc.(a)	57,300	1,352,852
Mercadolibre, Inc.(a)	21,437	824,467
VistaPrint Ltd.(a)	20,482	1,039,462
		5,611,478

IT Services (1.29%)
Alliance Data Systems Corp.(a)	9,400	574,152
Fiserv, Inc.(a)	11,600	559,120
SRA International, Inc.(a)	16,523	356,732
		1,490,004

Semiconductors & Semiconductor Equipment (1.82%)
Avago Technologies Ltd.(a)	21,700	370,419
Cavium Networks, Inc.(a)	30,288	650,284
FormFactor, Inc.(a)	20,046	479,500
Hittite Microwave Corp.(a)	16,359	601,684
		2,101,887

Software (11.88%)
Adobe Systems, Inc.(a)	48,300	1,595,832
ANSYS, Inc.(a)	37,633	1,410,109
BMC Software, Inc.(a)	11,900	446,607
Citrix Systems, Inc.(a)	9,600	376,608
Concur Technologies, Inc.(a)	10,100	401,576
Electronic Arts, Inc.(a)	38,800	739,140
Intuit, Inc.(a)	12,300	350,550
Longtop Financial Technologies Ltd.(a)(b)	12,400	352,904
McAfee, Inc.(a)	34,600	1,515,134
Microsoft Corp.	70,600	1,827,834
Nuance Communications, Inc.(a)	27,400	409,904
Oracle Corp.	64,600	1,346,264
Perfect World Co. Ltd.(a)(b)	2,010	96,681
Salesforce.com, Inc.(a)	19,000	1,081,670
Shanda Games Ltd.(a)(b)	8,200	95,940
Solera Holdings, Inc.	23,297	724,770
VMware, Inc.(a)	23,060	926,320
		13,697,843

MATERIALS (2.91%)
Chemicals (1.40%)
CF Industries Holdings, Inc.	6,700	577,741
Praxair, Inc.	10,595	865,506
Sigma-Aldrich Corp.	3,200	172,736
		1,615,983

Metals & Mining (1.51%)
Barrick Gold Corp.	45,900	1,739,610

TELECOMMUNICATION SERVICES (1.08%)
Diversified Telecommunication (0.43%)
Cbeyond, Inc.(a)	31,024	500,417

Wireless Telecommunication Services (0.65%)
Clearwire Corp, Class A.(a)	52,448	426,402
Vodafone Group PLC(b)	14,500	326,250
		752,652

UTILITIES (0.49%)
Electric Utilities (0.49%)
ITC Holdings Corp.	12,361	561,807

TOTAL COMMON STOCKS (COST OF $107,927,321)		112,039,856

	PAR VALUE
SHORT TERM INVESTMENT (4.50%)

REPURCHASE AGREEMENT (4.50%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $5,303,449 (Repurchase proceeds of $5,195,001) (COST OF $5,195,000)	$5,195,000	5,195,000

TOTAL INVESTMENTS (101.62%) (COST OF 113,122,321)(c)		117,234,856

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.62%)		(1,872,688)

NET ASSETS (100.00%)		$115,362,168

NET ASSET VALUE PER SHARE (30,080,350 SHARES OUTSTANDING)		$3.84

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) American Depositary Receipt.
(c) Cost of investments for federal income tax purposes is $113,365,173.

Gross unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$15,317,894
Gross unrealized depreciation	(11,448,211)
Net unrealized appreciation	$3,869,683

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Growth Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Shares

The Fund may issue 60,000,000 shares of common stock at $0.10 par.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors.

Foreign Securities

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1- Quoted Prices
Common Stocks	$112,039,856	—
Level 2-Other Significant Observable Inputs
Short Term Investment	5,195,000	—
Level 3- Significant Unobservable Inputs
Total	$117,234,856	—

*Other financial instruments are derivative investments not reflected in the Schedule of Investments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

For the nine months ended September 30, 2009, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Federal Income Tax Status

For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Fund files income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2005 through December 31, 2008 for the federal jurisdiction and for the years ended December 31, 2006 through December 31, 2008 for Colorado, the Fund’s returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its common shares totaling approximately 6% of its net asset value per year. The distributions are payable in four quarterly distributions of 1.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (FASB) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 23, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 23, 2009

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